Filed under Rules 497(e) and 497(k)

Registration Nos. 002-83631

VALIC Company I

Growth Fund

Science & Technology Fund

(each, a “Fund”)

 Supplement dated March 12, 2021, to each Fund’s Summary Prospectus,

Prospectus and Statement of Additional Information, each dated October 1, 2020, as supplemented and amended to date

At the Joint Special Meeting of Shareholders of the Funds held on March 9, 2021, shareholders of each Fund approved the proposal to change the Fund’s sub-classification under the Investment Company Act of 1940 from “diversified” to “non-diversified” and to eliminate the Fund’s related fundamental investment restriction, as described in the Funds’ Proxy Statement dated December 23, 2020.

Accordingly, effective March 12, 2021, the following changes are made to each Fund’s Summary Prospectuses:

In the section entitled “Principal Investment Strategies of the Fund,” the following is added:

The Fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund.

In the section entitled “Principal Risks of Investing in the Fund,” the following is added:

Non-Diversification Risk. Because the Fund may invest in a smaller number of issuers, its value may be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issues than a fund that invests in a larger number of issuers.

The following changes are made to the Funds’ Prospectus:

For each Fund, in the section of its Fund Summary entitled “Principal Investment Strategies of the Fund”, the following is added:

The Fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund.

For each Fund, in the section of its Fund Summary entitled “Principal Risks of Investing in the Fund”, the following is added:

Non-Diversification Risk. Because the Fund may invest in a smaller number of issuers, its value may be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issues than a fund that invests in a larger number of issuers.

For the Growth Fund, “Non-Diversification Risk” is added under “Principal Risk Factors” in Appendix A.

The following changes are made to the Funds’ Statement of Additional Information:

In the section entitled “General Information and History,” the penultimate sentence of the first paragraph is amended to read as follows:

Each of the Funds, except the Growth Fund, International Government Bond Fund, Nasdaq-100® Index Fund, and Science & Technology Fund is “diversified” as the term is used in the 1940 Act.

In the section entitled “Investment Restrictions – Diversification,” the subheading is amended to read as follows:

All Funds except the Growth Fund, the International Government Bond Fund, the Nasdaq-100® Index Fund and the Science & Technology Fund:

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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